Expense Example, No Redemption	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C Expense Example, No Redemption, 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C Expense Example, No Redemption, 3 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C Expense Example, No Redemption, 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C Expense Example, No Redemption, 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C2 Expense Example, No Redemption, 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C2 Expense Example, No Redemption, 3 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C2 Expense Example, No Redemption, 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C2 Expense Example, No Redemption, 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C Expense Example, No Redemption, 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C Expense Example, No Redemption, 3 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C Expense Example, No Redemption, 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C Expense Example, No Redemption, 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C2 Expense Example, No Redemption, 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C2 Expense Example, No Redemption, 3 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C2 Expense Example, No Redemption, 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C2 Expense Example, No Redemption, 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C Expense Example, No Redemption, 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C Expense Example, No Redemption, 3 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C Expense Example, No Redemption, 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C Expense Example, No Redemption, 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C2 Expense Example, No Redemption, 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C2 Expense Example, No Redemption, 3 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C2 Expense Example, No Redemption, 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C2 Expense Example, No Redemption, 10 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C Expense Example, No Redemption, 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C Expense Example, No Redemption, 3 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C Expense Example, No Redemption, 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C Expense Example, No Redemption, 10 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C2 Expense Example, No Redemption, 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C2 Expense Example, No Redemption, 3 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C2 Expense Example, No Redemption, 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C2 Expense Example, No Redemption, 10 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C Expense Example, No Redemption, 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C Expense Example, No Redemption, 3 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C Expense Example, No Redemption, 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C Expense Example, No Redemption, 10 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C2 Expense Example, No Redemption, 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C2 Expense Example, No Redemption, 3 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C2 Expense Example, No Redemption, 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C2 Expense Example, No Redemption, 10 Years	Value Fund Thornburg Value Fund - Class C Retail Expense Example, No Redemption, 1 Year	Value Fund Thornburg Value Fund - Class C Retail Expense Example, No Redemption, 3 Years	Value Fund Thornburg Value Fund - Class C Retail Expense Example, No Redemption, 5 Years	Value Fund Thornburg Value Fund - Class C Retail Expense Example, No Redemption, 10 Years	Growth Fund Thornburg Core Growth Fund - Class C Retail Expense Example, No Redemption, 1 Year	Growth Fund Thornburg Core Growth Fund - Class C Retail Expense Example, No Redemption, 3 Years	Growth Fund Thornburg Core Growth Fund - Class C Retail Expense Example, No Redemption, 5 Years	Growth Fund Thornburg Core Growth Fund - Class C Retail Expense Example, No Redemption, 10 Years
USD ($)	96	300	520	1,155	111	347	601	1,329	116	388	680	1,512	116	398	702	1,564	104	365	647	1,449	104	397	712	1,606	126	393	681	1,500	142	440	761	1,669	104	325	563	1,248	119	372	644	1,420	207	666	1,156	2,508	206	663	1,151	2,498